Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expenses comprise
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Current income tax expense	4,540	6,814	5,459	837
Deferred income tax expense (benefit)	87	(191)	1,945	298
Income tax expenses	4,627	6,623	7,404	1,135

Schedule of reconciliation of differences between the statutory tax rate and the effective tax rate
	For the years ended December 31,
	2018	2019	2020
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(22.0)%	(21.2)%	(22.2)%
Non-deductible expenses	1.2%	0.5%	1.2%
Income tax expense	4.2%	4.3%	4.0%

Schedule of components of deferred taxes
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	474	633	97
Net operating losses carried forward	-	5,021	770
	474	5,654	867

Schedule of components of deferred liabilities
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	-	59,729	9,154
	-	59,729	9,154